1492 Small Cap Growth Fund
Summary Section - 1492 Small Cap Growth Fund
Investment Objective
The investment objective of the 1492 Small Cap Growth Fund (the “Fund” or the “Small Cap Growth Fund”) is long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	1492 Small Cap Growth Fund 1492 Small Cap Growth Fund - Institutional Class
Short-Term Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		1492 Small Cap Growth Fund 1492 Small Cap Growth Fund - Institutional Class
Management Fees		1.00%
Distribution and Service (12b-1) Fees		none
Other Expenses	[1]	0.93%
Total Annual Fund Operating Expenses		1.93%
Fee Waiver/Expense Reimbursement	[2]	(0.83%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	1.10%
[1]	Because the Fund is new, these expenses are based on estimated amounts for the Fund's current fiscal year.
[2]	The Fund's adviser contractually has agreed to waive its management fee and/or reimburse expenses through March 31, 2013 so that total annual fund operating expenses (excluding brokerage fees and commissions; borrowing costs; taxes; acquired fund fees and expenses; and extraordinary litigation expenses) do not exceed 1.10% of the Fund's average daily net assets, subject to the adviser's right to recoup reimbursements on a rolling three-year basis so long as the reimbursement would not exceed the 1.10% expense cap. This expense cap may not be terminated prior to this date except by the Board of Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects the adviser’s agreement to waive fees and/or reimburse expenses for one year . Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	One Year	Three Years
1492 Small Cap Growth Fund 1492 Small Cap Growth Fund - Institutional Class	112	526

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance.
Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of small capitalization companies (“small-cap companies”). 1492 Capital Management, LLC, the Fund’s Adviser, defines small-cap companies as those that have market capitalization below $3 billion at the time of purchase.

In selecting investments for the Fund, the Adviser seeks to identify small-cap companies with growth characteristics, including but not limited to the following:

  estimated potential top and bottom line growth of 15% to 20% over the next 12 to 18 months superior and defendable business model
  strong management team
  self-funding growth capabilities
  attractive valuation on both an absolute and relative basis high levels of inside ownership
  strong balance sheet

Investments in the Fund’s portfolio are selected by the Adviser, using its bottom-up fundamental process in conjunction with selected investment themes. Theme-based investing is used to emphasize industries and/or sectors of the economy that the Adviser believes have better growth prospects than others based on numerous face-to-face company meetings. Once a theme is identified, the Adviser attempts to find individual stocks that will benefit from the theme by performing additional fundamental analysis.

Equity securities in which the Fund may invest include common and preferred stocks, rights, warrants, convertibles, depositary receipts representing shares of foreign companies, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”) listed on U.S. markets or non-U.S. markets, and securities issued as part of an initial public offering (“IPO ”). Small -cap companies in which the Fund may invest include companies at the low end of the market capitalization range referred to as micro - cap companies (typically less than $300 million in market capitalization) or nano-cap companies (typically less than $50 million in market capitalization). The Fund may invest up to 25% of its net assets in securities of small-cap foreign companies, including up to 10% in companies located in emerging markets. The Fund may also invest up to 20 % of its net assets in derivative instruments. For example, the Fund may invest in options and futures contracts to obtain exposure to equity markets while seeking investments to meet the Fund’s investment objective.

To the extent consistent with its obligation to invest under normal circumstances at least 80% of its net assets in small-cap companies, the Fund may invest up to 20% of its net assets in equity securities of mid- or large-cap companies or it may invest in cash or money market mutual funds, investment grade, short-term money market instruments, including U.S. Government and agency securities, commercial paper, certificates of deposit, repurchase agreements and other cash equivalents. The Fund may continue to hold a portfolio security notwithstanding the fact that the issuer’s market capitalization subsequently increases above $3 billion and it is no longer considered a small-cap company.

The Adviser generally sells a security when it reaches its target price, when the Adviser no longer believes it meets the Fund’s investment criteria or when a more attractive investment is discovered. The Adviser expects that the Fund’s investment strategy may result in a portfolio turnover rate in excess of 100% on an annual basis.

Principal Risks

Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take. An investment in the Fund is not insured or guaranteed by any government agency. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund. The principal risks of investing in the Fund are:

  Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations. The equity securities purchased by the Fund may involve large price swings and potential for loss. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.
  Small-Cap Company Risk. Small-cap , micro-cap, and nano -cap companies may not have the management experience, financial resources, product diversification and competitive strengths of large-cap companies, and, therefore, their securities tend to be more volatile than the securities of larger, more established companies, making them less liquid than other securities. Micro-cap stocks are highly volatile, and these companies may fail to execute their business plans and go out of business. Nano-cap stocks in particular may also be thinly traded and may require manual pricing by the Adviser. Manual pricing is subjective and requires judgment by the Adviser. The actual market prices for a security may differ from the fair value of that security as determined by the Adviser, and there is no assurance that the Fund will realize fair valuation upon the sale of a security.
  Management Risk. Investment strategies employed by the Adviser in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other similar investment vehicles having similar investment strategies.
  New Fund Risk. There can be no assurance that the Fund will grow to or maintain an economically viable size.
  Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.
  Growth Style Risk. The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks.
  Foreign Securities Risk. Investments in securities of foreign companies involve risks not generally associated with investment in the securities of U.S. companies, including risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices, including fluctuations in foreign currencies.
  Emerging Markets Risk. Countries in emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.
  Options and Futures Risk. Options and futures may be more volatile than investments directly in the underlying securities, involve additional costs and may involve a small initial investment relative to the risk assumed. In addition, the value of an option or future may not correlate perfectly to the underlying securities index or overall securities markets.
  Initial Public Offering Risk. The Fund may purchase securities of companies that are offered pursuant to an IPO. The risk exists that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer.
  High Portfolio Turnover Rate Risk. A high portfolio turnover rate (100% or more) has the potential to result in the realization by the Fund and distribution to shareholders of a greater amount of capital gains than if the Fund had a low portfolio turnover rate. This may mean that you would be likely to have a higher tax liability. Distributions to shareholders of short-term capital gains are currently taxed as ordinary income under federal tax laws.
  Government Securities Risk. If a U.S. Government agency or instrumentality in which the Fund invests defaults and the U.S. Government does not stand behind the obligation, the Fund’s share price or yield could fall. Securities of U.S. Government sponsored entities are neither issued nor guaranteed by the U.S. Government. The U.S. Government’s guarantee of ultimate payment of principal and timely payment of interest of the U.S. Government securities owned by the Fund does not imply that the Fund’s shares are guaranteed by the Federal Deposit Insurance Corporation or any other government agency, or that the price of the Fund’s shares will not fluctuate.

Performance
Performance information for the Fund has not been presented because, as of the date of this Prospectus, the Fund has not been in operation for a full calendar year.
1492 Small Cap Value Fund
1492 Small Cap Value Fund
Investment Objective
The investment objective of the 1492 Small Cap Value Fund (the “Fund” or the “Small Cap Value Fund”) is long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	1492 Small Cap Value Fund 1492 Small Cap Value Fund - Institutional Class
Short-Term Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		1492 Small Cap Value Fund 1492 Small Cap Value Fund - Institutional Class
Management Fees		1.00%
Distribution and Service (12b-1) Fees		none
Other Expenses	[1]	0.93%
Acquired Fund Fees And Expenses		none
Total Annual Fund Operating Expenses		1.93%
Fee Waiver/Expense Reimbursement	[2]	(0.83%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	1.10%
[1]	Because the Fund is new, these expenses are based on estimated amounts for the Fund's current fiscal year.
[2]	The Fund's adviser contractually has agreed to waive its management fee and/or reimburse expenses through March 31, 2013 so that total annual fund operating expenses (excluding brokerage fees and commissions; borrowing costs; taxes; acquired fund fees and expenses; and extraordinary litigation expenses) do not exceed 1.10% of the Fund's average daily net assets, subject to the adviser's right to recoup reimbursements on a rolling three-year basis so long as the reimbursement would not exceed the 1.10% expense cap. This expense cap may not be terminated prior to this date except by the Board of Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects the adviser’s agreement to waive fees and/or reimburse expenses for one year . Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	One Year	Three Years
1492 Small Cap Value Fund 1492 Small Cap Value Fund - Institutional Class	112	526

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance.
Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of small - capitalization companies (“small-cap companies”). 1492 Capital Management, LLC, the Fund’s Adviser, defines small-cap companies as those that have market capitalization below $3 billion at the time of purchase.

In selecting investments for the Fund, the Adviser utilizes a bottom-up approach which focuses on small-cap companies with value characteristics, including but not limited to:

  strong management team
  return on capital
  competitive advantages
  strong financial condition
  self - funding growth prospects trading at or below intrinsic value history of paying a dividend
  attractive valuation

Investments in the Fund’s portfolio are selected by applying fundamental research including the Adviser’s proprietary valuation process referred to as “triangulating ,” which incorporates financial criteria and ratios from three sources: a small-cap company’s (1) balance sheet, (2) income statement and (3) cash flow statement. In addition, theme-based investing emphasizes industries and/or sectors of the economy that reflect better values than others , as determined by the Adviser based on numerous face-to-face company meetings. Within such industries and/or sectors, the Adviser attempts to identify companies that may benefit from the general theme but that are more likely to be undiscovered and have better value.

Equity securities in which the Fund may invest include common and preferred stocks, rights, warrants, convertibles, depositary receipts representing shares of foreign companies , including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”) listed on U.S. markets or non-U.S. markets, and securities issued as part of an initial public offering (“IPO ”). The Fund may invest up to 25% of its net assets in securities of small-cap foreign companies, including up to 10% in companies located in emerging markets. The Fund may also invest up to 20 % of its net assets in derivative instruments. For example, the Fund may invest in options and futures contracts to obtain exposure to equity markets while seeking investments to meet the Fund’s investment objective.

To the extent consistent with its obligation to invest under normal circumstances at least 80% of its net assets in small-cap companies, the Fund may invest up to 20% of its net assets in equity securities of mid- or large- cap companies or it may invest in cash or money market mutual funds, investment grade, short-term money market instruments, including U.S. Government and agency securities, commercial paper, certificates of deposit, repurchase agreements and other cash equivalents. The Fund may continue to hold a portfolio security notwithstanding the fact that the issuer’s market capitalization subsequently increases above $3 billion.

The Adviser generally sells a security when the target price is reached, it no longer meets the Adviser’s investment criteria or when a more attractive investment is discovered.

Principal Risks

Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take. An investment in the Fund is not insured or guaranteed by any government agency. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund. The principal risks of investing in the Fund are:

  Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations. The equity securities purchased by the Fund may involve large price swings and potential for loss. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.
  Small-Cap Risk. Small-cap and micro-cap companies may not have the management experience, financial resources, product diversification and competitive strengths of large-cap companies, and, therefore, their securities tend to be more volatile than the securities of larger, more established companies, making them less liquid than other securities.
  Management Risk. Investment strategies employed by the Adviser in selecting investments and asset allocations for the Fund may not result in an increase in the value of your investment or in overall performance equal to other similar investment vehicles having similar investment strategies.
  New Fund Risk. There can be no assurance that the Fund will grow to or maintain an economically viable size.
  Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.
  Value Style Risk. Value stocks may perform differently from the market as a whole and may continue to be undervalued by the market for long periods of time.
  Foreign Securities Risk. Investments in securities of foreign companies involve risks not generally associated with investments in the securities of U.S. companies, including risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices, including fluctuations in foreign currencies.
  Emerging Markets Risk. Countries in emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.
  Options and Futures Risk. Options and futures may be more volatile than investments directly in the underlying securities, involve additional costs and may involve a small initial investment relative to the risk assumed. In addition, the value of an option or future may not correlate perfectly to the underlying securities index or overall securities markets.
  Initial Public Offering Risk. The Fund may purchase securities of companies that are offered pursuant to an IPO. The risk exists that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer.
  Government Securities Risk. If a U.S. Government agency or instrumentality in which the Fund invests defaults and the U.S. Government does not stand behind the obligation, the Fund’s share price or yield could fall. Securities of U.S. Government sponsored entities are neither issued nor guaranteed by the U.S. Government. The U.S. Government’s guarantee of ultimate payment of principal and timely payment of interest of the U.S. Government securities owned by the Fund does not imply that the Fund’s shares are guaranteed by the Federal Deposit Insurance Corporation or any other government agency, or that the price of the Fund’s shares will not fluctuate.

Performance
Performance information for the Fund has not been presented because, as of the date of this Prospectus, the Fund has not been in operation for a full calendar year.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 14, 2011
Registrant Name	dei_EntityRegistrantName	UNIFIED SERIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0001199046
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec 14, 2011
Document Effective Date	dei_DocumentEffectiveDate	Dec 14, 2011
Prospectus Date	rr_ProspectusDate	Dec 15, 2011
1492 Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Section - 1492 Small Cap Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the 1492 Small Cap Growth Fund (the “Fund” or the “Small Cap Growth Fund”) is long-term capital appreciation.
Fees and Expenses of the Fund	ust1199046_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Because the Fund is new, these expenses are based on estimated amounts for the Fund’s current fiscal year.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 31, 2013
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects the adviser’s agreement to waive fees and/or reimburse expenses for one year . Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Portfolio Turnover	ust1199046_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of small capitalization companies (“small-cap companies”). 1492 Capital Management, LLC, the Fund’s Adviser, defines small-cap companies as those that have market capitalization below $3 billion at the time of purchase.

In selecting investments for the Fund, the Adviser seeks to identify small-cap companies with growth characteristics, including but not limited to the following:

  estimated potential top and bottom line growth of 15% to 20% over the next 12 to 18 months superior and defendable business model
  strong management team
  self-funding growth capabilities
  attractive valuation on both an absolute and relative basis high levels of inside ownership
  strong balance sheet

Investments in the Fund’s portfolio are selected by the Adviser, using its bottom-up fundamental process in conjunction with selected investment themes. Theme-based investing is used to emphasize industries and/or sectors of the economy that the Adviser believes have better growth prospects than others based on numerous face-to-face company meetings. Once a theme is identified, the Adviser attempts to find individual stocks that will benefit from the theme by performing additional fundamental analysis.

Equity securities in which the Fund may invest include common and preferred stocks, rights, warrants, convertibles, depositary receipts representing shares of foreign companies, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”) listed on U.S. markets or non-U.S. markets, and securities issued as part of an initial public offering (“IPO ”). Small -cap companies in which the Fund may invest include companies at the low end of the market capitalization range referred to as micro - cap companies (typically less than $300 million in market capitalization) or nano-cap companies (typically less than $50 million in market capitalization). The Fund may invest up to 25% of its net assets in securities of small-cap foreign companies, including up to 10% in companies located in emerging markets. The Fund may also invest up to 20 % of its net assets in derivative instruments. For example, the Fund may invest in options and futures contracts to obtain exposure to equity markets while seeking investments to meet the Fund’s investment objective.

To the extent consistent with its obligation to invest under normal circumstances at least 80% of its net assets in small-cap companies, the Fund may invest up to 20% of its net assets in equity securities of mid- or large-cap companies or it may invest in cash or money market mutual funds, investment grade, short-term money market instruments, including U.S. Government and agency securities, commercial paper, certificates of deposit, repurchase agreements and other cash equivalents. The Fund may continue to hold a portfolio security notwithstanding the fact that the issuer’s market capitalization subsequently increases above $3 billion and it is no longer considered a small-cap company.

The Adviser generally sells a security when it reaches its target price, when the Adviser no longer believes it meets the Fund’s investment criteria or when a more attractive investment is discovered. The Adviser expects that the Fund’s investment strategy may result in a portfolio turnover rate in excess of 100% on an annual basis.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of small capitalization companies (“small-cap companies”).
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take. An investment in the Fund is not insured or guaranteed by any government agency. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund. The principal risks of investing in the Fund are:

  Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations. The equity securities purchased by the Fund may involve large price swings and potential for loss. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.
  Small-Cap Company Risk. Small-cap , micro-cap, and nano -cap companies may not have the management experience, financial resources, product diversification and competitive strengths of large-cap companies, and, therefore, their securities tend to be more volatile than the securities of larger, more established companies, making them less liquid than other securities. Micro-cap stocks are highly volatile, and these companies may fail to execute their business plans and go out of business. Nano-cap stocks in particular may also be thinly traded and may require manual pricing by the Adviser. Manual pricing is subjective and requires judgment by the Adviser. The actual market prices for a security may differ from the fair value of that security as determined by the Adviser, and there is no assurance that the Fund will realize fair valuation upon the sale of a security.
  Management Risk. Investment strategies employed by the Adviser in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other similar investment vehicles having similar investment strategies.
  New Fund Risk. There can be no assurance that the Fund will grow to or maintain an economically viable size.
  Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.
  Growth Style Risk. The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks.
  Foreign Securities Risk. Investments in securities of foreign companies involve risks not generally associated with investment in the securities of U.S. companies, including risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices, including fluctuations in foreign currencies.
  Emerging Markets Risk. Countries in emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.
  Options and Futures Risk. Options and futures may be more volatile than investments directly in the underlying securities, involve additional costs and may involve a small initial investment relative to the risk assumed. In addition, the value of an option or future may not correlate perfectly to the underlying securities index or overall securities markets.
  Initial Public Offering Risk. The Fund may purchase securities of companies that are offered pursuant to an IPO. The risk exists that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer.
  High Portfolio Turnover Rate Risk. A high portfolio turnover rate (100% or more) has the potential to result in the realization by the Fund and distribution to shareholders of a greater amount of capital gains than if the Fund had a low portfolio turnover rate. This may mean that you would be likely to have a higher tax liability. Distributions to shareholders of short-term capital gains are currently taxed as ordinary income under federal tax laws.
  Government Securities Risk. If a U.S. Government agency or instrumentality in which the Fund invests defaults and the U.S. Government does not stand behind the obligation, the Fund’s share price or yield could fall. Securities of U.S. Government sponsored entities are neither issued nor guaranteed by the U.S. Government. The U.S. Government’s guarantee of ultimate payment of principal and timely payment of interest of the U.S. Government securities owned by the Fund does not imply that the Fund’s shares are guaranteed by the Federal Deposit Insurance Corporation or any other government agency, or that the price of the Fund’s shares will not fluctuate.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by any government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund.
Performance	ust1199046_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance information for the Fund has not been presented because, as of the date of this Prospectus, the Fund has not been in operation for a full calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Fund has not been presented because, as of the date of this Prospectus, the Fund has not been in operation for a full calendar year.
1492 Small Cap Growth Fund | 1492 Small Cap Growth Fund - Institutional Class
Shareholder Fees	rr_ShareholderFeesAbstract
Short-Term Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.93%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.93%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.83%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.10%	[2]
Example	rr_ExpenseExampleAbstract
One Year	rr_ExpenseExampleYear01	112
Three Years	rr_ExpenseExampleYear03	526
1492 Small Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	1492 Small Cap Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the 1492 Small Cap Value Fund (the “Fund” or the “Small Cap Value Fund”) is long-term capital appreciation.
Fees and Expenses of the Fund	ust1199046_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Because the Fund is new, these expenses are based on estimated amounts for the Fund’s current fiscal year.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 31, 2013
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects the adviser’s agreement to waive fees and/or reimburse expenses for one year . Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Portfolio Turnover	ust1199046_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of small - capitalization companies (“small-cap companies”). 1492 Capital Management, LLC, the Fund’s Adviser, defines small-cap companies as those that have market capitalization below $3 billion at the time of purchase.

In selecting investments for the Fund, the Adviser utilizes a bottom-up approach which focuses on small-cap companies with value characteristics, including but not limited to:

  strong management team
  return on capital
  competitive advantages
  strong financial condition
  self - funding growth prospects trading at or below intrinsic value history of paying a dividend
  attractive valuation

Investments in the Fund’s portfolio are selected by applying fundamental research including the Adviser’s proprietary valuation process referred to as “triangulating ,” which incorporates financial criteria and ratios from three sources: a small-cap company’s (1) balance sheet, (2) income statement and (3) cash flow statement. In addition, theme-based investing emphasizes industries and/or sectors of the economy that reflect better values than others , as determined by the Adviser based on numerous face-to-face company meetings. Within such industries and/or sectors, the Adviser attempts to identify companies that may benefit from the general theme but that are more likely to be undiscovered and have better value.

Equity securities in which the Fund may invest include common and preferred stocks, rights, warrants, convertibles, depositary receipts representing shares of foreign companies , including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”) listed on U.S. markets or non-U.S. markets, and securities issued as part of an initial public offering (“IPO ”). The Fund may invest up to 25% of its net assets in securities of small-cap foreign companies, including up to 10% in companies located in emerging markets. The Fund may also invest up to 20 % of its net assets in derivative instruments. For example, the Fund may invest in options and futures contracts to obtain exposure to equity markets while seeking investments to meet the Fund’s investment objective.

To the extent consistent with its obligation to invest under normal circumstances at least 80% of its net assets in small-cap companies, the Fund may invest up to 20% of its net assets in equity securities of mid- or large- cap companies or it may invest in cash or money market mutual funds, investment grade, short-term money market instruments, including U.S. Government and agency securities, commercial paper, certificates of deposit, repurchase agreements and other cash equivalents. The Fund may continue to hold a portfolio security notwithstanding the fact that the issuer’s market capitalization subsequently increases above $3 billion.

The Adviser generally sells a security when the target price is reached, it no longer meets the Adviser’s investment criteria or when a more attractive investment is discovered.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of small - capitalization companies (“small-cap companies”).
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take. An investment in the Fund is not insured or guaranteed by any government agency. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund. The principal risks of investing in the Fund are:

  Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations. The equity securities purchased by the Fund may involve large price swings and potential for loss. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.
  Small-Cap Risk. Small-cap and micro-cap companies may not have the management experience, financial resources, product diversification and competitive strengths of large-cap companies, and, therefore, their securities tend to be more volatile than the securities of larger, more established companies, making them less liquid than other securities.
  Management Risk. Investment strategies employed by the Adviser in selecting investments and asset allocations for the Fund may not result in an increase in the value of your investment or in overall performance equal to other similar investment vehicles having similar investment strategies.
  New Fund Risk. There can be no assurance that the Fund will grow to or maintain an economically viable size.
  Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.
  Value Style Risk. Value stocks may perform differently from the market as a whole and may continue to be undervalued by the market for long periods of time.
  Foreign Securities Risk. Investments in securities of foreign companies involve risks not generally associated with investments in the securities of U.S. companies, including risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices, including fluctuations in foreign currencies.
  Emerging Markets Risk. Countries in emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.
  Options and Futures Risk. Options and futures may be more volatile than investments directly in the underlying securities, involve additional costs and may involve a small initial investment relative to the risk assumed. In addition, the value of an option or future may not correlate perfectly to the underlying securities index or overall securities markets.
  Initial Public Offering Risk. The Fund may purchase securities of companies that are offered pursuant to an IPO. The risk exists that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer.
  Government Securities Risk. If a U.S. Government agency or instrumentality in which the Fund invests defaults and the U.S. Government does not stand behind the obligation, the Fund’s share price or yield could fall. Securities of U.S. Government sponsored entities are neither issued nor guaranteed by the U.S. Government. The U.S. Government’s guarantee of ultimate payment of principal and timely payment of interest of the U.S. Government securities owned by the Fund does not imply that the Fund’s shares are guaranteed by the Federal Deposit Insurance Corporation or any other government agency, or that the price of the Fund’s shares will not fluctuate.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by any government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund.
Performance	ust1199046_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance information for the Fund has not been presented because, as of the date of this Prospectus, the Fund has not been in operation for a full calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Fund has not been presented because, as of the date of this Prospectus, the Fund has not been in operation for a full calendar year.
1492 Small Cap Value Fund | 1492 Small Cap Value Fund - Institutional Class
Shareholder Fees	rr_ShareholderFeesAbstract
Short-Term Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.93%	[1]
Acquired Fund Fees And Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.93%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.83%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.10%	[2]
Example	rr_ExpenseExampleAbstract
One Year	rr_ExpenseExampleYear01	112
Three Years	rr_ExpenseExampleYear03	526

[1]	Because the Fund is new, these expenses are based on estimated amounts for the Fund's current fiscal year.
[2]	The Fund's adviser contractually has agreed to waive its management fee and/or reimburse expenses through March 31, 2013 so that total annual fund operating expenses (excluding brokerage fees and commissions; borrowing costs; taxes; acquired fund fees and expenses; and extraordinary litigation expenses) do not exceed 1.10% of the Fund's average daily net assets, subject to the adviser's right to recoup reimbursements on a rolling three-year basis so long as the reimbursement would not exceed the 1.10% expense cap. This expense cap may not be terminated prior to this date except by the Board of Trustees.